Interest in equity investees - Althea (Details) $ in Thousands, $ in Thousands			3 Months Ended	12 Months Ended
	Aug. 31, 2019	Jul. 25, 2019 AUD ($) shares	Aug. 31, 2019 CAD ($) shares	May 31, 2020 CAD ($) shares	May 31, 2019 CAD ($) shares
Disclosure of associates [line items]
Total proceeds from shares issued				$ 99,727	$ 245,925
Althea
Disclosure of associates [line items]
Common shares held | shares				12,250,000	50,750,000
Ownership percent held	21.50%			10.00%	25.00%
Common shares issued | shares		30,000,000	652,094
Total proceeds from shares issued		$ 30,000
Recognized gain on sale of equity investee			$ 24,255